CONSULTING AGREEMENTS - RELATED PARTY (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended		0 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 ConsultingAgreement [Member]	Jun. 30, 2013 ConsultingAgreement [Member]	Jun. 30, 2014 ConsultingAgreement [Member]	Jun. 30, 2013 ConsultingAgreement [Member]	Dec. 31, 2013 ConsultingAgreement [Member]	Dec. 31, 2012 ConsultingAgreement [Member]	Oct. 03, 2011 Yeda [Member]
Related Party Transaction [Line Items]
Research and Development Arrangement, Contract to Perform for Others, Costs Incurred, Gross													$ 210,000
Research and Development Arrangement, Contract to Perform for Others, Description and Terms													annual Research budget commitment for 3 years in the amount of $800,000 for the period until October 3, 2014;
Research And Development Arrangement Contract To Perform For Others Non Refundable Amount													50,000
Royalty Effective Percentage													4.00%
License Agreement Description													option to license the organ regeneration technology originally expired on October 3, 2012 and has since been extended to September 1, 2014
Research and Development Expense	220,995	87,436	545,412	193,806	1,135,513	1,219,515					784,000	796,000
Accrued Liabilities					441,700
Accounts Payable, Related Parties, Current	216,035		216,035		441,700
Operating Costs and Expenses							$ 399,000	$ 330,000	$ 611,000	$ 403,000